Pension Plans And Other Post-Retirement Benefits (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Curtailment charge					$ 84
One-time voluntary lump sum paid	$ 11,471	$ 5,329
Aa-graded corporate bonds, outstanding value				$ 50,000
Expected return on plan assets				7.50%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailment charge					8,650
One-time voluntary lump sum paid				$ 302
Accumulated benefit obligation		291,132		291,132	$ 293,364
Estimated net actuarial loss				6,917
Prior service cost				$ 578
Expected return on plan assets				7.50%	7.50%	7.50%
Fair value of plan assets		238,605		$ 238,605	$ 244,897	$ 232,347
2015 expected contribution				8,145
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss				1,068
Prior service cost				549
Fair value of plan assets		43,704		43,704	43,326	40,840
401(k) Savings Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Matching contribution, annual profit sharing compensation expense				5,001	3,051	$ 2,790
Aqua America Common Stock [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 19,958		$ 19,958	$ 17,409
Percentage of plan assets		8.40%		8.40%	7.10%
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets			7.25%